Stock options (Details Narrative)	6 Months Ended
	Feb. 28, 2022 USD ($) shares	Feb. 28, 2021 USD ($) shares	Oct. 06, 2021	Aug. 31, 2021 shares	Aug. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of common shares reserved and available for grant, percentage			10.00%
Number of stock options, outstanding	720,124	236,427		692,938	253,121
Number of stock options, exercisable	183,678				209,950
Shares based compensation expenses | $	$ 1,704,023	$ 70,118
Board of Directors [Member]
IfrsStatementLineItems [Line Items]
Options exercisable, remaining contractual term, end of period	10 years